Segmented Information	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Segmented Information
17 – Segmented Information
The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is
the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:
For the year ended December 31, 2022:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Stream, royalty and other interests impairments	Gain on disposal of Stream, royalty and other interests and Other	Income (loss) before taxes	Cash flows from operating activities

Antamina, Peru 1	Various	$-	$4,269	$-	$5,676	$-	$-	$(1,407)	$1,069

Aurizona, Brazil	Gold	-	6,925	-	379	-	-	6,546	7,925

Blyvoor, South Africa	Gold	2,589	-	1,199	787	-	-	603	2,083

Bonikro, Cote D’Ivoire	Gold	5,243	-	2,422	3,106	-	-	(285)	3,742

Caserones, Chile	Copper	-	2,615	-	1,656	-	-	959	2,747

Chapada, Brazil	Copper	16,016	-	4,828	3,060	-	-	8,128	11,188

Diavik, Canada	Diamonds	-	8,206	-	2,491	-	-	5,715	8,056

Fruta del Norte, Ecuador	Gold	-	6,546	-	2,416	-	-	4,130	4,757

Houndé, Burkina Faso	Gold	-	5,815	-	2,159	-	-	3,656	3,547

Mercedes, Mexico 2	Various	14,934	-	2,001	8,144	-	-	4,789	11,669

Relief Canyon, United States	Gold	10,891	-	-	5,121	-	-	5,770	10,891

Vale Royalties, Brazil	Iron Ore	-	7,813	-	2,537	-	-	5,276	7,618

Vatukoula, Fiji	Gold	4,503	-	899	2,348	-	(2,396)	3,652	3,604

Yamana silver stream, Argentina	Silver	27,804	-	8,323	11,994	-	-	7,487	19,480

Other 3	Various	15,835	8,728	3,694	7,906	1,086	(23,437)	35,314	21,003

Total Segments		$97,815	$50,917	$23,366	$59,780	$1,086	$(25,833)	$90,333	$119,379

Corporate:

Administration & Project evaluation expenses		$-	$-	$-	$-	$-	$-	$(20,828)	$(14,269)

Foreign exchange loss		-	-	-	-	-	-	(790)	-

Gain on revaluation of investments		-	-	-	-	-	-	1,756	-

Finance (expense) income, net		-	-	-	-	-	-	(16,477)	871

Gain on disposal of investment in associate		-	-	-	-	-	(37,396)	37,396	-

Share of net loss of associates		-	-	-	-	-	-	(3,654)	-

Other		-	-	-	-	-	3,621	33	935

Total Corporate		$-	$-	$-	$-	$-	$(33,775)	$(2,564)	$(12,463)

Consolidated		$97,815	$50,917	$23,366	$59,780	$1,086	$(59,608)	$87,769	$106,916

1	Royalty revenue from Antamina consists of $2.9 million from copper, $0.2 million from silver and $1.2 million from other base metals.
2	Revenue from Mercedes consists of $12.4 million from gold and $2.5 million from silver.
3
Where a Stream, royalty and other
interest
represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Other includes Highland Valley, Santa Elena, Black Fox, Karma, CEZinc, Gualcamayo, Thunder Creek, Mine Waste Solutions, HM Claim, and others. Includes revenue from Stream, royalty and other interests located in Canada of $15.3 million, Mexico of $4.8 million, and other of $4.5 million. Includes revenue from gold of $17.7 million, other base metals of $5.6 million and copper of $1.3 million.

For the year ended December 31, 2021:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Stream, royalty and other interests impairments	Gain on revaluation of Vale Royalties financial instrument	Income (loss) before taxes	Cash flows from operating activities

Aurizona, Brazil	Gold	$-	$9,844	$-	$815	$-	$-	$9,029	$9,444

Chapada, Brazil	Copper	15,118	-	4,541	2,963	-	-	7,614	10,577

Diavik, Canada	Diamonds	-	7,647	-	3,372	-	-	4,275	7,097

Fruta del Norte, Ecuador	Gold	-	6,367	-	2,304	-	-	4,063	4,465

Houndé, Burkina Faso	Gold	-	3,803	-	1,610	-	-	2,193	3,802

Relief Canyon, United States	Gold	10,499	-	-	4,711	-	-	5,788	10,499

Vale Royalties, Brazil	Iron Ore	-	4,398	-	1,444	-	(5,887)	8,841	198

Yamana silver stream, Argentina	Silver	25,460	-	7,603	10,415	-	-	7,442	17,857

Other 1	Various	20,645	11,079	4,701	8,070	408	-	18,545	27,096

Total Segments		$71,722	$43,138	$16,845	$35,704	$408	$(5,887)	$67,790	$91,035

Corporate:

Administration & Project evaluation expenses		$-	$-	$-	$-	$-	$-	$(17,968)	$(11,492)

Foreign exchange loss		-	-	-	-	-	-	(645)	-

Loss on revaluation of investments		-	-	-	-	-	-	(1,659)	-

Finance (expense) income, net		-	-	-	-	-	-	(1,654)	38
Share of net loss of associates		-	-	-	-	-	-	(943)	-

Other		-	-	-	-	-	-	(68)	1,558
Total Corporate		$-	$-	$-	$-	$-	$-	$(22,937)	$(9,896)

Consolidated		$71,722	$43,138	$16,845	$35,704	$408	$(5,887)	$44,853	$81,139

1
Where a Stream, royalty and other interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Other includes revenue from Santa Elena, Black Fox, Karma, Gualcamayo, Thunder Creek, Mine Waste Solutions, HM Claim, and others. Includes revenue from Stream, royalty and other interests located in Canada of $14.5 million, Mexico of

$10.9 million and other of $6.3 million. Includes revenue from gold of $25.7 million, other base metals of $3.3 million and copper of $2.7 million. Reportable segments that have not met the criteria for separate disclosure in the current period have been included in Other for the current and prior period.

Total assets as of:

In $000s	December 31, 2022	December 31, 2021

Antamina	$339,751	$-

Aurizona	9,745	11,124

Blyvoor	105,545	-

Bonikro	35,306	-

Caserones	82,800	-

Chapada	46,656	49,709

Diavik	5,401	7,742

Fruta del Norte	28,658	31,174

Greenstone	107,234	-

Horne 5	78,934	-

Hod Maden 1	206,969	69,131

Houndé	30,037	31,179

Hugo North Extension and Heruga 2	35,352	56,628

Mercedes	64,945	-

Platreef	186,640	-

Relief Canyon	13,796	18,910

Vale Royalties	116,856	120,543

Vatukoula	14,886	27,716

Yamana silver stream	25,969	37,954

Other 3	264,261	108,229

Total Segments	$1,799,741	$570,039

Corporate:

Cash and cash equivalents	$7,029	$16,166

Investments	129,890	29,057

Other assets 4	38,117	5,596

Total Corporate	$175,036	$50,819

Consolidated	$1,974,777	$620,858

1	Includes Stream, royalty and other interests of $207.0 million at December 3 1 , 2022. Includes royalty interest of $5.8 million and investment in associate of $63.3 million at December 31, 2021.
2	Includes S tream interest of $35.4 million at December 3 1 , 2022. Includes Stream interest of $35.4 million and investment in associate of $21.3 million at December 31, 2021.
3
Where a Stream, royalty and other interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Includes Santa Elena, Black Fox, Karma, Highland Valley, El Pilar, Cortez Complex (Robertson Deposit), Troilus, CEZinc, Gualcamayo, Thunder Creek, Mine Waste Solutions, Lobo-Marte, Agi Dagi & Kirazli, HM Claim, and others. Reportable segments that have not met the criteria for separate disclosure in the current period have been included in Other for the current and prior period.

4	Includes Sandbox and Horizon Copper investments in associates.

Non-current
assets by geographical region as of:

In $000s	December 31, 2022 1	December 31, 2021 1

North America

Canada	$296,794	$45,917

Mexico	79,852	4,034

USA	68,496	41,660

South & Central America

Peru	$338,042	$-

Brazil	186,740	177,640

Chile	83,482	2,460

Argentina	58,493	51,627

Ecuador	27,259	29,675

French Guiana	5,160	5,160

Africa

South Africa	$294,707	$2,745

Burkina Faso	35,927	38,565

Cote D’Ivoire	34,667	-

Other

Turkey	$210,888	$72,917

Mongolia	35,995	57,271

Australia	16,982	3,220

Fiji	14,886	27,590

Other	298	2,717

Consolidated	$1,788,668	$563,198

1
Includes Stream, royalty and other interests and Other long-term assets at December 31, 2022. Includes Stream, royalty and other interests, Investments in associates and Other long-term assets at December 31, 2021.